SHAREHOLDERS' EQUITY - (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
TEMPORARY EQUITY AND SHAREHOLDERS' DEFICIT
Common Stock, Shares Authorized	3,000,000,000	485,262,910
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.00001
Common Stock, Shares, Outstanding	540,714,692	83,748,443
Common Stock, Shares, Issued	540,714,692	83,748,443
Conversion of convertible securities (in shares)	194,900,000
Convertible Preferred Stock, Shares Issued upon Conversion	1
Preferred Stock, Shares Authorized	100,000,000
Preferred Stock, Par or Stated Value Per Share	$ 0.0001